Incentive Compensation Plans - Allocated Share-Based Compensation Expense (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 8,826	$ 481	$ 3,063	$ 2,114	$ 1,796
Cost of subscription, transaction and other revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	443	33	263	133	114
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,223	100	697	384	239
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,333	74	465	296	347
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5,827	$ 274	$ 1,638	$ 1,301	$ 1,096